Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Automobile Components - 1.2%
Aptiv PLC (A)	39,900	$ 2,770,656
Banks - 2.3%
First Citizens BancShares, Inc., Class A	2,735	5,154,545
Beverages - 4.4%
Brown-Forman Corp., Class B	80,100	2,117,844
Constellation Brands, Inc., Class A	22,000	3,300,000
Molson Coors Beverage Co., Class B	103,200	4,443,792
		9,861,636
Biotechnology - 1.5%
Biogen, Inc. (A)	18,800	3,446,604
Chemicals - 3.3%
Mosaic Co.	199,900	5,097,450
PPG Industries, Inc.	22,300	2,383,424
		7,480,874
Construction & Engineering - 0.8%
Fluor Corp. (A)	38,800	1,810,020
Consumer Staples Distribution & Retail - 1.5%
Dollar General Corp.	9,700	1,151,681
Dollar Tree, Inc. (A)	21,100	2,310,661
		3,462,342
Containers & Packaging - 3.4%
Crown Holdings, Inc.	24,200	2,426,050
Graphic Packaging Holding Co.	524,052	5,209,077
		7,635,127
Distributors - 2.5%
LKQ Corp.	192,698	5,659,540
Diversified Telecommunication Services - 1.0%
Liberty Global Ltd., Class A (A)	181,700	2,196,753
Electric Utilities - 3.1%
Evergy, Inc.	60,400	4,947,968
OGE Energy Corp.	43,875	2,104,245
		7,052,213
Electronic Equipment, Instruments & Components - 4.5%
CDW Corp.	19,300	2,335,686
TD SYNNEX Corp.	23,520	3,968,059
Vontier Corp.	106,472	3,776,562
		10,080,307
Energy Equipment & Services - 2.1%
Halliburton Co.	96,200	3,750,838
Noble Corp. PLC	21,000	1,030,470
		4,781,308
Financial Services - 4.4%
Corpay, Inc. (A)	7,900	2,298,821
Fiserv, Inc. (A)	68,600	3,827,880
Global Payments, Inc.	54,500	3,667,850
		9,794,551
	Shares	Value
COMMON STOCKS (continued)
Food Products - 7.9%
Archer-Daniels-Midland Co.	15,400	$ 1,119,426
Campbell's Co. (B)	105,700	2,353,939
Conagra Brands, Inc.	256,600	4,033,752
Kraft Heinz Co.	285,600	6,423,144
Tyson Foods, Inc., Class A	58,900	3,773,723
		17,703,984
Ground Transportation - 2.1%
U-Haul Holding Co.	104,700	4,676,949
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	175,100	2,941,680
Zimmer Biomet Holdings, Inc.	44,800	4,050,816
		6,992,496
Health Care Providers & Services - 4.6%
Centene Corp. (A)	103,100	3,375,494
Henry Schein, Inc. (A)	47,064	3,468,617
Molina Healthcare, Inc. (A)	26,100	3,479,130
		10,323,241
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (A)	10,200	1,039,890
Insurance - 3.6%
Fidelity National Financial, Inc.	77,200	3,580,536
Markel Group, Inc. (A)	2,400	4,593,768
		8,174,304
Interactive Media & Services - 3.6%
IAC, Inc. (A)	113,558	4,545,727
Match Group, Inc.	118,650	3,643,741
		8,189,468
IT Services - 2.0%
Cognizant Technology Solutions Corp., Class A	72,800	4,466,280
Life Sciences Tools & Services - 2.9%
Bio-Rad Laboratories, Inc., Class A (A)	9,200	2,564,500
IQVIA Holdings, Inc. (A)	22,700	3,871,258
		6,435,758
Media - 6.5%
Charter Communications, Inc., Class A (A)	18,700	4,036,956
News Corp., Class A	131,700	3,283,281
Omnicom Group, Inc.	44,600	3,358,826
Sirius XM Holdings, Inc.	172,828	3,988,870
		14,667,933
Metals & Mining - 0.6%
Commercial Metals Co.	20,100	1,234,743
Multi-Utilities - 2.4%
Dominion Energy, Inc.	86,300	5,335,066
Oil, Gas & Consumable Fuels - 4.0%
Expand Energy Corp.	35,100	3,853,278
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	53,900	$ 3,362,821
Occidental Petroleum Corp.	27,600	1,794,000
		9,010,099
Pharmaceuticals - 3.6%
Jazz Pharmaceuticals PLC (A)	12,707	2,402,259
Perrigo Co. PLC	249,800	2,682,852
Viatris, Inc.	225,100	3,041,101
		8,126,212
Professional Services - 4.3%
Amentum Holdings, Inc. (A)	101,514	2,647,485
Clarivate PLC (A)	977,409	2,472,845
SS&C Technologies Holdings, Inc.	65,600	4,432,592
		9,552,922
Real Estate Management & Development - 0.7%
CoStar Group, Inc. (A)	39,900	1,609,566
Software - 0.5%
Roper Technologies, Inc.	3,400	1,203,124
Specialized REITs - 4.0%
Crown Castle, Inc.	58,200	4,732,242
Gaming & Leisure Properties, Inc.	93,300	4,139,721
		8,871,963
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.3%
Lithia Motors, Inc.	11,800	$ 2,946,696
Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	133,500	2,564,535
Total Common Stocks (Cost $220,419,734)		214,311,705

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 1.35% (C), dated 03/31/2026, to be repurchased at $9,473,646 on 04/01/2026. Collateralized by a U.S. Government Obligation, 0.50%, due 06/30/2027, and with a value of $9,662,800.	$ 9,473,291	9,473,291
Total Repurchase Agreement (Cost $9,473,291)		9,473,291
Total Investments (Cost $229,893,025)		223,784,996
Net Other Assets (Liabilities) - 0.5%		1,126,392
Net Assets - 100.0%		$ 224,911,388
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$214,311,705	$—	$—	$214,311,705
Repurchase Agreement	—	9,473,291	—	9,473,291
Total Investments	$214,311,705	$9,473,291	$—	$223,784,996
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,330,400, collateralized by non-cash collateral, such as U.S.
government securities of $2,380,628. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust